Accrued Liabilities and Other Payables (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Accrued Liabilities and Other Payables [Abstract]
Percentage of total current liabilities	5.00%	5.00%